Securities	9 Months Ended
Jul. 31, 2022
Text block [abstract]
Securities
Note 5.    Securities
Securities

$ millions, as at	2022 Jul. 31	2021 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI (1)	$56,606	$53,997
Securities measured at amortized cost (2)	49,229	35,159
Securities mandatorily measured and designated at FVTPL	71,014	72,245
	$176,849	$161,401
(1)	Certain information has been reclassified to conform to the current period presentation.
(2)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2021: a realized gain of less than $1 million).
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2022 Jul. 31					2021 Oct. 31
	Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$10,430		$7	$(23)	$10,414	$8,310		$31	$ (1)	$8,340
Other Canadian governments	18,753		32	(66)	18,719	14,007		182	–	14,189
U.S. Treasury and agencies	11,935		8	(317)	11,626	14,157		23	(53)	14,127
Other foreign governments	6,859		20	(24)	6,855	6,750		30	(5)	6,775
Mortgage-backed securities	1,214		2	(9)	1,207	1,516		29	–	1,545
Asset-backed securities	638		–	(26)	612	354		–	(2)	352
Corporate debt	6,691		2	(46)	6,647	7,820		15	(2)	7,833
	56,520		71	(511)	56,080	52,914		310	(63)	53,161
Corporate equity (2)(3)	524		39	(37)	526	730		144	(38)	836
	$57,044		$110	$(548)	$56,606	$53,644		$454	$ (101)	$53,997
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $23 million (October 31, 2021: $19 million).
(2)	Includes restricted stock.
(3)	Certain information has been reclassified to conform to the current period presentation.
The fair value of equity securities designated at FVOCI that were disposed of during the three months ended July 31, 2022 was $25 million ($26 million and $17 million for the three months ended April 30, 2022 and July 31, 2021, respectively) and $89 million for the nine months ended July 31, 2022 (July 31, 2021: $24 million).
Net realized cumulative after-tax gains resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI of $9 million were reclassified from AOCI to retained earnings for the three months ended July 31, 2022 ($15 million and $14 million for the three months ended April 30, 2022 and July 31, 2021, respectively) and $46 million for the nine months ended July 31, 2022 (July 31, 2021: $18 million).
Dividend income recognized on equity securities designated at FVOCI that were still held as at July 31, 2022 was nil ($4 million and $1 million for the three months ended April 30, 2022 and July 31, 2021, respectively) and $7 million for the nine months ended July 31, 2022 (July 31, 2021: $3 million). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at July 31, 2022 was nil (nil and nil for the three months ended April 30, 2022 and July 31, 2021, respectively) and nil for the nine months ended July 31, 2022 (July 31, 2021: nil).
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total

2022	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$4	$18	$–	$22
	Provision for (reversal of) credit losses (1)	–	1	–	1
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$4	$19	$–	$23
2022	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$4	$19	$–	$23
	Provision for (reversal of) credit losses (1)	–	(1)	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$4	$18	$–	$22
2021	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$14	$4	$–	$18
	Provision for (reversal of) credit losses (1)	2	–	–	2
	Write-offs	–	–	–	–
	Foreign exchange and other	1	–	–	1
	Balance at end of period	$17	$4	$–	$21

$ millions, as at or for the nine months ended
2022	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$4	$15	$–	$19
	Provision for (reversal of) credit losses (1)	–	3	–	3
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	–	1
	Balance at end of period	$4	$19	$–	$23
2021	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$18	$4	$–	$22
	Provision for (reversal of) credit losses (1)	(1)	–	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$17	$4	$–	$21
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.